COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial Instruments with Off-balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2020	2019
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$644,815	$582,457
Standby letters of credit	9,361	7,207